RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES

In addition to those related party transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Year ended	Year ended	Year ended
	Notes	March 31, 2026	March 31, 2025	March 31, 2024
		USD	USD	USD
Subscription fee income	(a)	31,255	42,680	71,333
Consultancy fee	(b)	300,000	260,417	250,000
Write-off of due from related company	(c)	-	-	81,347
Share-based payments expenses on anti-dilution issuance of Preferred Shares	(d)	-	369,648	-
Finance charges on:
Loan from a related company	(e)	-	24,548	80,219
Loans from immediate holding company	(f)	-	129,423	187,584
Convertible loan notes	(g)	-	238,960	266,520

(a)	During the year ended March 31, 2026, the Group entered into sales agreements with certain shareholders amounting to $31,255 in revenue generated (2025: $42,680; 2024: $71,333).

(b)	During the year ended March 31, 2026, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $300,000 (2025: $260,417; 2024: $250,000).

(c)	During the year ended March 31, 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2026 and 2025: $Nil).

(d)	In connection with the issuance 151 preferred shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended March 31, 2025 (2026 and 2024: $Nil).

(e)

The Group had a loan from a related company, Diginex (Holdings) Limited, with a principal of $1,000,000. The loan bore an 8% annual interest charge and interest of $24,548 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $80,219).

Upon the Recapitalization in July 2024, the loan was converted into convertible loan notes. The convertible loan notes were converted into Ordinary Shares on December 20, 2024.

(f)

The Group had loans outstanding from the immediate holding company, Rhino Ventures. The loans bore an 8% annual interest charge and interest of $129,423 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $187,584).

On January 21, 2025, pursuant to a triparty loan agreements entered into between the Company, DSL, and Rhino Ventures dated September 30, 2024, the loans were fully settled through the capitalization by issuing Ordinary Shares and cash settlement. At March 31, 2025 and 2026, there was no balance outstanding, and no interest was accrued for each of the years ended March 31, 2025 and 2026 accordingly.

(g)

The Group issued 8% convertible loan notes to the shareholders of the Company. Interest of $238,960 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $266,520).

On December 20, 2024, all the outstanding convertible loan notes were converted into Ordinary Shares. No convertible loan notes were outstanding as of March 31, 2025 and 2026 and no interest was accrued for the year ended March 31, 2026.

SCHEDULE OF KEY MANAGEMENT COMPENSATION

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
	USD	USD	USD
Basic salaries, allowances and all benefits-in-kind	2,177,385	1,616,693	1,514,495
Pension costs - defined contribution plans	14,913	6,924	7,308
Share-based payments	3,220,923	782,338	1,324,067
	5,413,221	2,405,955	2,845,870